AMG Yacktman Global Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2021
	Shares	Value
Common Stocks - 82.1%
Communication Services - 19.3%
Alphabet, Inc., Class C*	1,000	$2,665,310
Bollore SA (France)	2,860,000	16,515,917
Fox Corp., Class B	130,000	4,825,600
News Corp., Class A	130,000	3,058,900
Reading International, Inc., Class A*	320,000	1,619,200
Tohokushinsha Film Corp. (Japan)	200,000	1,199,189
The Walt Disney Co.*	13,000	2,199,210

Total Communication Services		32,083,326
Consumer Discretionary - 11.8%
Booking Holdings, Inc.*	1,000	2,373,870
Car Mate Manufacturing Co., Ltd. (Japan)	52,500	466,823
Continental AG (Germany)*	10,000	1,085,586
Daewon San Up Co., Ltd. (South Korea)	96,817	539,667
Dong Ah Tire & Rubber Co., Ltd. (South Korea)	75,000	787,509
HI-LEX Corp. (Japan)	617,800	9,771,290
Hyundai Home Shopping Network Corp. (South Korea)	39,314	2,349,482
Hyundai Mobis Co., Ltd. (South Korea)	6,000	1,266,109
Rinnai Corp. (Japan)	8,000	878,330
Vitesco Technologies Group AG (Germany)*	2,000	118,152

Total Consumer Discretionary		19,636,818
Consumer Staples - 12.5%
Associated British Foods PLC (United Kingdom)	125,000	3,111,590
The Coca-Cola Co.	25,000	1,311,750
Hengan International Group Co., Ltd. (China)	37,000	197,306
Ingredion, Inc.	8,500	756,585
KT&G Corp. (South Korea)	100,000	6,841,348
PepsiCo, Inc.	26,000	3,910,660
The Procter & Gamble Co.	16,000	2,236,800
Sysco Corp.	30,000	2,355,000

Total Consumer Staples		20,721,039
Energy - 5.5%
Canadian Natural Resources, Ltd. (Canada)	170,000	6,211,800
Total Energy Services, Inc. (Canada)*	542,341	1,956,812
Weatherford International PLC*	50,000	983,500

Total Energy		9,152,112
Financials - 4.1%
The Bank of New York Mellon Corp.	10,000	518,400
The Charles Schwab Corp.	30,000	2,185,200
First Hawaiian, Inc.	24,900	730,815
State Street Corp.	30,000	2,541,600
	Shares	Value

U.S. Bancorp	13,000	$772,720

Total Financials		6,748,735
Health Care - 1.3%
Johnson & Johnson	12,000	1,938,000
Kissei Pharmaceutical Co., Ltd. (Japan)	9,400	202,307

Total Health Care		2,140,307
Industrials - 15.7%
AMERCO	3,000	1,938,090
Brenntag SE (Germany)	40,000	3,715,787
CB Industrial Product Holding Bhd (Malaysia)	10,500,000	3,176,488
Compagnie de L'Odet SA (France)	4,500	6,255,090
Komelon Corp. (South Korea)	80,000	812,024
Mitsuboshi Belting, Ltd. (Japan)	2,965	55,051
MSC Industrial Direct Co., Inc., Class A	7,000	561,330
Ocean Wilsons Holdings, Ltd. (Bermuda)	400,000	5,281,808
Parker Corp. (Japan)	128,100	644,541
Sam Yung Trading Co., Ltd. (South Korea)	50,000	652,707
Utoc Corp. (Japan)	340,000	1,676,345
Yuasa Trading Co., Ltd. (Japan)	45,000	1,216,925

Total Industrials		25,986,186
Information Technology - 6.0%
CAC Holdings Corp. (Japan)	240,000	3,547,709
Cisco Systems, Inc.	10,000	544,300
Cognizant Technology Solutions Corp., Class A	30,000	2,226,300
Hochiki Corp. (Japan)	6,700	72,230
INFOvine Co., Ltd. (South Korea)	40,000	859,993
Microsoft Corp.	7,000	1,973,440
Oracle Corp.	9,000	784,170

Total Information Technology		10,008,142
Materials - 5.9%
Kohsoku Corp. (Japan)	90,000	1,209,123
Nihon Parkerizing Co., Ltd. (Japan)	250,000	2,565,460
The Pack Corp. (Japan)	60,000	1,665,568
Trecora Resources*	520,000	4,253,600

Total Materials		9,693,751

Total Common Stocks (Cost $108,511,379)		136,170,416

Principal Amount
Corporate Bonds and Notes - 1.5%
Energy - 0.4%
W&T Offshore, Inc.
9.750%, 11/01/23[1]	$806,000	766,965

AMG Yacktman Global Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 1.1%
Weatherford International, Ltd. (Bermuda)
11.000%, 12/01/24[1]	$1,721,000	$1,812,420

Total Corporate Bonds and Notes (Cost $2,664,113)		2,579,385

	Shares
Preferred Stocks - 12.5%
Consumer Discretionary - 1.9%
Hyundai Motor Co., 4.060% (South Korea)	39,000	3,139,916
Consumer Staples - 1.8%
Amorepacific Corp., 1.110% (South Korea)	25,000	1,484,460
LG Household & Health Care, Ltd., 1.670% (South Korea)	2,100	1,134,629
QVC, Inc., 6.250%	16,731	429,652

Total Consumer Staples		3,048,741
Information Technology - 8.8%
Samsung Electronics Co., Ltd., 2.230% (South Korea)	250,000	14,584,677

Total Preferred Stocks (Cost $15,264,646)		20,773,334
	Shares	Value

Short-Term Investments - 3.8%
Other Investment Companies - 3.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[2]	2,073,644	$2,073,644
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%[2]	2,073,647	2,073,647
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.03%[2]	2,136,484	2,136,484

Total Short-Term Investments (Cost $6,283,775)		6,283,775
Total Investments - 99.9% (Cost $132,723,913)		165,806,910
Other Assets, less Liabilities - 0.1%		136,730
Net Assets - 100.0%		$165,943,640

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the value of these securities amounted to $2,579,385 or 1.5% of net assets.
[2]	Yield shown represents the September 30, 2021, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

AMG Yacktman Global Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Communication Services	$14,368,220	$17,715,106	—	$32,083,326
Industrials	14,036,318	11,949,868	—	25,986,186
Consumer Staples	10,570,795	10,150,244	—	20,721,039
Consumer Discretionary	2,492,022	17,144,796	—	19,636,818
Information Technology	5,528,210	4,479,932	—	10,008,142
Materials	4,253,600	5,440,151	—	9,693,751
Energy	9,152,112	—	—	9,152,112
Financials	6,748,735	—	—	6,748,735
Health Care	1,938,000	202,307	—	2,140,307
Corporate Bonds and Notes†	—	2,579,385	—	2,579,385
Preferred Stocks
Information Technology	—	14,584,677	—	14,584,677
Consumer Discretionary	—	3,139,916	—	3,139,916
Consumer Staples	429,652	2,619,089	—	3,048,741
Short-Term Investments
Other Investment Companies	6,283,775	—	—	6,283,775
Total Investments in Securities	$75,801,439	$90,005,471	—	$165,806,910

†	All corporate bonds and notes held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended September 30, 2021, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at September 30, 2021, was as follows:
Country	% of Long-Term Investments
Bermuda	4.4
Canada	5.1
China	0.1
France	14.3
Germany	3.1
Japan	15.8
Country	% of Long-Term Investments
Malaysia	2.0
South Korea	21.6
United Kingdom	2.0
United States	31.6
100.0
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.